Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ 568	$ 2,717	$ 2,006	$ 8,932	$ (5,835)	$ (7,982)	$ (2,258)	$ (7,231)	$ (2,723)	$ 7,820	$ (20,194)	$ (12,403)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment										(420)	(135)	0
COMPREHENSIVE INCOME (LOSS)	598				(5,949)					7,400	(20,329)	(12,403)
Comprehensive (income) loss attributable to noncontrolling interests	163				190					924	358	8,860
Comprehensive (income) loss attributable to redeemable noncontrolling interests	(34)				(61)					1,495	1,484	1,147
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	727				(5,820)					9,819	(18,487)	(2,396)
(Income) loss from consolidated entities attributable to noncontrolling interests	$ (163)				$ (173)					$ (924)	$ (358)	$ (8,860)